Stock Compensation Expense and Warrants (Details) - Schedule of equity incentive plan - FaZe Clan Inc [Member]	12 Months Ended
Dec. 31, 2021 shares
Awards Reserved for Issuance [Member]
Stock Compensation Expense and Warrants (Details) - Schedule of equity incentive plan [Line Items]
Equity Incentive Plan	10,500,000
Awards Outstanding [Member]
Stock Compensation Expense and Warrants (Details) - Schedule of equity incentive plan [Line Items]
Equity Incentive Plan	9,178,745
Awards Available for Grant [Member]
Stock Compensation Expense and Warrants (Details) - Schedule of equity incentive plan [Line Items]
Equity Incentive Plan	1,321,255